Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF
Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF (the "Fund")
Investment Objective
The Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF (the "Fund") seek s current income with limited risk to principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF
Management Fees	0.25%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Limitation	(0.32%)	[2]
Net Annual Fund Operating Expenses	0.46%
[1]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Universal Value Advisers (the "Sub-Adviser") has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser) to not more than 0.45% of the average daily net assets of the Fund through October 31, 2019, and may be terminated by the Board of Trustees at any time. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the expense limitation agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement.

Example .

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the e xample that follows.

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF | Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF | USD ($)	47	217	402	936

Portfolio Turnover .

The Fund may pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund's performance. For the fiscal year ended June 30, 2018, the Fund's portfolio turnover rate was 6.85% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective of current income by investing principally in fixed income securities of any kind with a dollar-weighted average effective duration of between three and seven years , under normal circumstances . Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities , and income-producing instruments of any kind issued by governmental or private-sector entities.

The fixed income and other income-producing instruments in which the Fund invests will typically be investment grade ( rated BB or better by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's (" S&P ") and unrated securities considered by the Sub-Adviser to be of comparable credit quality ) . The Fund may, however, invest up to 20% of its total assets in fixed income and other income-producing instruments that are below investment grade, including "junk", ( rated below BB and those that are unrated but determined by the Sub-Adviser to be of comparable credit quality ("the below investment grade bucket") ) . The Sub-Adviser considers all mortgage-backed securities to be eligible for purchase regardless of their credit rating or lack thereof, and such securities, if present in the Fund, do not count toward "the below investment grade bucket."

The Fund may invest in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities , or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), multiclass pass-through securities, and private mortgage pass-through securities. The Fund may also invest in corporate debt obligations , asset-backed securities , foreign securities (corporate and government) ,  inflation-indexed bonds , and preferred securities.

The average maturity or duration of the Fund's portfolio of fixed income securities will vary based on the Sub-Adviser's assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund's portfolio so that it has a dollar-weighted average effective duration of between three and seven years, under normal circumstances. The Fund may invest in individual securities of any maturity or duration.

The Fund may also invest in the types of securities described above indirectly through other investment companies.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement , or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social , or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund's income and Share price.

ETF Structure Risks:  The Fund is structured as an ETF and as a result is subject to the special risks, including:

o  Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as "Creation Units."  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o  Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o  Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪ To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪ To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪ The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

▪ In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund's investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the Fund's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its "quantitative easing" policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation , and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time.

Changes in interest rates may also affect the Fund's share price; for example, a sharp rise in interest rates could cause the Fund's share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security's sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security's price sensitivity to changes in interest rates.

Junk Bond Risk. The Fund may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser's decisions relating to the Fund's duration will also affect the Fund's yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the Fund's yield at times could lag those of other similarly managed funds.

Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (" MBS ") are subject to "prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (" ABS ") are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

New Advis e r Risk. The Advis e r has only recently begun serving as an investment advis e r to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund has a limited history of operations . Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer's call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer's capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Risk of Investment in Other Investment Companies. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise permitted by the Securities and Exchange Commission (the "SEC"), the Fund may acquire shares in other investment companies. The market value of the shares of other investment companies may be less than their net NAVs. As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Fund Performance

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund. Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/426.htm .